Segment Reporting - Schedule of Reportable Segments (Details)	12 Months Ended
	Dec. 31, 2025 MYR (RM)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2023 MYR (RM)	Dec. 31, 2025 USD ($)
Revenue
Total revenue	RM 120,697,610	$ 29,721,156	RM 90,344,588	RM 148,053,973
Cost of Sales
Total cost of sales	(106,719,511)	(26,279,122)	(84,102,118)	(130,201,026)
Total gross profit	13,978,099	3,442,034	6,242,470	17,852,947
Income/(Loss) from operations before income tax	(2,124,658)	(523,186)	(5,607,731)	11,154,300
Total of reportable segments	189,748,600		114,292,130		$ 46,724,601
Consolidated total assets	189,748,600		114,292,130		46,724,601
Total of reportable segments	159,492,241		97,170,652		39,274,131
Consolidated total liabilities	159,492,241		97,170,652		39,274,131
Large Scale Solar Contract Services [Member]
Revenue
Total revenue	72,650,408	17,889,784	50,641,696	100,377,899
Cost of Sales
Total cost of sales	(64,473,864)	(15,876,352)	(48,888,238)	(87,239,254)
Commercial & Industrial Contract Services [Member]
Revenue
Total revenue	41,405,112	10,195,792	17,091,509	12,289,223
Cost of Sales
Total cost of sales	(35,791,980)	(8,813,588)	(14,634,333)	(10,880,570)
Large Scale Solar Sales of Goods [Member]
Revenue
Total revenue	1,056,193	260,082	18,223,295	31,610,675
Cost of Sales
Total cost of sales	(1,056,193)	(260,082)	(16,521,415)	(28,926,094)
Commercial & Industrial Sales of Goods [Member]
Revenue
Total revenue	5,585,897	1,375,498	4,388,088	3,776,176
Cost of Sales
Total cost of sales	(5,397,474)	(1,329,100)	(4,058,132)	(3,155,108)
Large Scale Solar Gross profit [Member]
Cost of Sales
Total gross profit	8,176,544	2,013,432	3,455,338	15,823,226
Commercial & Industrial Gross profit [Member]
Cost of Sales
Total gross profit	5,801,555	1,428,602	2,787,132	2,029,721
Selling and administrative expenses [Member]
Cost of Sales
Income/(Loss) from operations before income tax	(15,856,961)	(3,904,694)	(11,734,782)	(6,596,538)
Selling and administrative expenses to related parties [Member]
Cost of Sales
Income/(Loss) from operations before income tax	(245,796)	$ (60,526)	(115,419)	RM (102,109)
Large Scale Solar segment [Member]
Cost of Sales
Total of reportable segments	48,822,485		49,139,582		12,022,281
Total of reportable segments	8,255,741		21,362,655		2,032,933
Commercial & Industrial segment [Member]
Cost of Sales
Total of reportable segments	38,476,543		33,956,854		9,474,647
Total of reportable segments	12,149,110		29,714,895		2,991,655
Reportable segments [Member]
Cost of Sales
Total of reportable segments	87,299,028		83,096,436		21,496,928
Total of reportable segments	20,404,851		51,077,550		5,024,588
Corporate and others [Member]
Cost of Sales
Consolidated total assets	102,449,572		31,195,694		25,227,673
Consolidated total liabilities	RM 139,087,390		RM 46,093,102		$ 34,249,543